SCHEDULE OF NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Non-controlling interest, beginning	$ 497,181
Net loss attributable to non-controlling interest	(52,924)	$ (43,300)	$ 4,936
Foreign currency translation adjustment	(1,409)
Non-controlling interest, ending	442,848	497,181
Xi'an DT [Member]
Non-controlling interest, beginning	468,427
Net loss attributable to non-controlling interest	(5,281)
Foreign currency translation adjustment	(140)
Non-controlling interest, ending	463,006	468,427
Tianjin YHX [Member]
Non-controlling interest, beginning	28,754
Net loss attributable to non-controlling interest	(47,643)
Foreign currency translation adjustment	(1,269)
Non-controlling interest, ending	$ (20,158)	$ 28,754